RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of related party balances and transactions
B.	Summary of balances due to and from related parties and transactions are as follows:

	As of December 31,
Balances as at Year End	2021	2020
Amount payable to related party
Metaminds Technologies	196	—
Metaminds Global	317	757
Mondee Group LLC(a)	203	—
Loan receivable from Related Party
Mondee Group LLC(b)	22,054	21,547
Note Payable to Related Party
Note payable to CEO(c)	193	189

	Year ended December 31,
Transactions with Related Parties	2021	2020
Offshore IT, sales support and other services from
Metaminds Software	90	428
Metaminds Technologies	230	243
Metaminds Global	208	720
Offshore software development services from
Metaminds Software	362	1,230
Metaminds Technologies	919	374
Metaminds Global	831	1,036
Repayment – Note to Mondee Group LLC(e)	—	5,034
Interest Income from Mondee Group Loan(b)	505	496
Repayment – Note to LBF Travel Inc.(d)	—	1,750
Service fee from Mondee Group LLC(a)	1,223	—
Rent expense – from Mike Melham(f)	86	86
(a)	Pursuant to a UATP Servicing Agreement dated May 11, 2021, the Company sold certain airline tickets using prepaid UATP credit cards arranged by Mondee Group, LLC, in exchange for a service fee equal to 10% of the revenue derived from the sale of such airline tickets. Mondee Group, LLC, led the fund raising and arranged the funds that were used to purchase prepaid UATP credit cards at a discount from their face value from a certain airline.
(b)	The Company has a secured promissory note receivable from Mondee Group LLC, bearing an interest rate of 2.33% compounded annually, with a 10-year term, and is secured by 14,708 Class A units in Parent. The note is due the earlier of March 25, 2026, or the occurrence of a change in control event.
(c)	The Company has a note payable to the CEO amounting to $193 and $189 as of December 31, 2021 and 2020, respectively, and is included in loan payable to related party on the consolidated balance sheets. The loan is collateralized and carries an interest rate of 2% per annum. Principal and interest are due on demand.
(d)	In connection with the acquisition of LBF, the Company issued a promissory note to LBF Travel Inc. The note bears an interest rate of 2% annually with a maturity date of January 31, 2020. The entire principal amount of the note along with the interest accrued thereon, was repaid on the maturity date.
(e)	During the year ended December 31, 2019, the Company obtained short-term borrowing from Mondee Group LLC amounting to $5,000 in the form of a promissory notes. The note bears an interest rate of 3% annually. The entire principal amount of the note along with the accrued interest thereon, was repaid in February 2020.
(f)	The Company currently rents two office spaces from Mike Melham, the Company’s VP of Product Implementation. The lease commencement date for both the leases was January 1, 2020. Each lease has a term of five years. The monthly minimum base rents are immaterial.